Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	December 31, 2024	December 31, 2023
Accounts receivable	$6,913,996	$—
Less: expected credit losses	—	—
Accounts receivable, net	$6,913,996	$—